Accounts Receivables, Net	12 Months Ended
Mar. 31, 2026
Accounts Receivables, Net [Abstract]
ACCOUNTS RECEIVABLES, NET

NOTE 4 — ACCOUNTS RECEIVABLES, NET

Accounts receivables, net consisted of the following

	As of March 31,
	2026	2025
	US$	US$
Accounts receivables – third parties	1,000,281	1,397,842
Less: allowance for credit losses	(11,545)	(9,927)
Accounts receivables, net	988,736	1,387,915

The following table presents the activities in the allowance for credit losses as of March 31, 2025 and 2026.

	As of March 31,
	2026	2025
	US$	US$
Balance at April 1,	9,927	9,830
Addition/(reversal)	1,727	-
Exchange difference in translation	(109)	97
Balance at March 31,	11,545	9,927

For the financial years ended March 31, 2025 and 2026, the Company made provision for estimated credit losses. The Company has not experienced any significant bad debt write-offs of accounts receivable in the past.